Item 1. Report to Shareholders

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
August 31, 2004

Certified Semiannual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Lipper Intermediate Municipal Debt Funds Average   $16,891

Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity Index)   $18,207

Lehman Brothers 7-Year Municipal Bond Index   $18,180

Tax-Free Intermediate Bond Fund   $17,067

As of 8/31/04

                Lehman           Lehman
               Brothers         Brothers             Lipper
               7-Year         Municipal Bond       Intermediate       Tax-Free
              Municipal      1-15 Year Blend      Municipal Debt    Intermediate
              Bond Index  (1-17 Maturity)Index    Funds Average      Bond Fund

8/94           10,000            10,000              10,000           10,000

8/95           10,879            10,867              10,729           10,800

8/96           11,303            11,358              11,190           11,227

8/97           12,183            12,292              12,004           12,003

8/98           13,111            13,246              12,882           12,911

8/99           13,308            13,451              12,927           12,958

8/00           14,132            14,298              13,593           13,672

8/01           15,458            15,619              14,799           14,924

8/02           16,519            16,632              15,633           15,800

8/03           17,100            17,165              16,045           16,206

8/04           18,180            18,207              16,891           17,067


AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

Periods Ended 8/31/04                      1 Year        5 Years        10 Years
--------------------------------------------------------------------------------

Tax-Free Intermediate Bond Fund             5.31%          5.66%           5.49%

Lehman Brothers 7-Year
Municipal Bond Index                        6.31           6.44            6.16

Lehman Brothers Municipal Bond
1-15 Year Blend (1-17 Maturity) Index       6.07           6.24            6.18

Lipper Intermediate Municipal Debt
Funds Average                               5.06           5.48            5.37

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

BENCHMARK CHANGE

We have changed the fund's broad market benchmark from the Lehman Brothers 7-Year GO Municipal Bond Index to the Lehman Brothers Municipal Bond 1-15 Year Blend (1-17 Maturity) Index. We believe the new benchmark, which represents a broader segment of the municipal market than the 7-year index, is more representative of the set of securities we consider for investment.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND PROFILE
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PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

                                                       8/31/03          8/31/04
--------------------------------------------------------------------------------

Price Per Share                                         $11.18           $11.34

30-Day Standardized Yield to Maturity                     2.82%            2.42%

Weighted Average Maturity (years)                          7.7              6.5

Weighted Average Effective Duration (years)                4.8              4.2

Note: Yields will vary and are not guaranteed.

PORTFOLIO DIVERSIFICATION
--------------------------------------------------------------------------------

                                                   Percent of        Percent of
                                                   Net Assets        Net Assets
                                                      8/31/03           8/31/04
--------------------------------------------------------------------------------

General Obligation -- Local                              21.0%             15.6%

Electric Revenue                                         12.6              14.2

Lease Revenue                                             7.3              10.7

Hospital Revenue                                          7.3               9.9

Dedicated Tax Revenue                                    12.0               9.4

Prerefunded Bonds                                         5.2               8.0

Water and Sewer Revenue                                   4.3               6.4

General Obligation -- State                               7.7               5.9

Educational Revenue                                       4.2               5.2

Air and Sea Transportation Revenue                        6.5               4.9

Ground Transportation Revenue                             2.6               2.4

Escrowed to Maturity                                      3.4               2.2

All Other Sectors                                         4.7               6.0

Other Assets Less Liabilities                             1.2              -0.8
--------------------------------------------------------------------------------

Total                                                   100.0%            100.0%

QUALITY DIVERSIFICATION
--------------------------------------------------------------------------------

                                                    Percent of       Percent of
                                                    Net Assets       Net Assets
Periods Ended                                          8/31/03          8/31/04
--------------------------------------------------------------------------------

AAA                                                      67.1%             60.2%

AA                                                       26.4              26.3

A                                                         1.9               8.3

BBB                                                       4.6               4.2

BB and Below                                              0.0               0.0

Not Rated                                                 0.0               1.0

Total                                                   100.0%            100.0%


Source: Standard & Poor's; if Standard & Poor's does not rate a security, then Moody's Investors Service is used as a secondary source.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FUND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs such as redemption fees or sales loads and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table ("Actual") provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table ("Hypothetical") is based on hypothetical account values and expenses derived from the fund's actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund's actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual small-account maintenance fee of $10, generally for accounts with less than $2,000 ($500 for UGMA/UTMA). The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more, accounts employing automatic investing, and IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price (although a separate custodial or administrative fee may apply to such accounts). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

T. ROWE PRICE TAX-FREE INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

                                                                   Expenses Paid
                               Beginning             Ending       During Period*
                           Account Value      Account Value            3/1/04 to
                                  3/1/04            8/31/04              8/31/04
--------------------------------------------------------------------------------

Actual                            $1,000            $998.40                $2.80

Hypothetical (assumes 5%
return before expenses)           $1,000          $1,022.40                $2.83

* Expenses are equal to the fund's annualized expense ratio for the six-month period (0.56%), multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (184) by days in the year (365) to reflect the half-year period.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

               6 Months       Year
                  Ended      Ended
                8/31/04    2/29/04    2/28/03     2/28/02   2/28/01    2/29/00

NET ASSET VALUE

Beginning
of period      $  11.58   $  11.47   $  11.20   $  11.00   $  10.46   $  11.13

Investment activities

  Net investment
  income (loss)    0.20       0.42       0.45       0.48       0.49       0.48

  Net realized
  and unrealized
  gain (loss)     (0.22)      0.14       0.29       0.20       0.54      (0.63)

  Total from
  investment
  activities      (0.02)      0.56       0.74       0.68       1.03      (0.15)

Distributions

  Net investment
  income          (0.20)     (0.42)     (0.45)     (0.48)     (0.49)     (0.48)

  Net realized
  gain            (0.02)     (0.03)     (0.02)      --         --        (0.04)

  Total
  distributions   (0.22)     (0.45)     (0.47)     (0.48)     (0.49)     (0.52)

NET ASSET VALUE

End of period  $  11.34   $  11.58   $  11.47   $  11.20   $  11.00   $  10.46
               -----------------------------------------------------------------

Ratios/Supplemental Data

Total return^   (0.16)%      5.00%      6.80%      6.30%     10.12%      (1.37%)

Ratio of total
expenses to
average net
assets           0.56%!      0.56%      0.56%      0.60%      0.60%       0.63%

Ratio of net
investment
income (loss)
to average
net assets       3.49%!      3.69%      4.01%      4.32%      4.62%       4.46%

Portfolio
turnover rate    21.1%!      30.0%      20.7%      19.7%      17.3%       47.6%

Net assets,
end of period
(in thousands) $176,129   $169,550   $168,418   $136,869   $120,583    $111,844

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

!    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

PORTFOLIO OF INVESTMENTS (1)                                 $ Par         Value
--------------------------------------------------------------------------------
(Amounts in 000s)

ALABAMA  3.3%

Alabama Federal Highway Fin. Auth.,
5.00%, 3/1/08 (MBIA Insured)                                 1,000         1,087

Jefferson County Sewer

     1.42%, 2/1/42 (FGIC Insured)                            3,000         3,000

     5.50%, 2/1/40 (Prerefunded 2/1/11!)
     (FGIC Insured)                                          1,500         1,719

Total Alabama (Cost  $5,690)                                               5,806


ARIZONA  3.3%

Arizona School Fac. Board, 5.50%, 7/1/13                     2,000         2,259

Phoenix Street & Highway, 5.00%,
7/1/11 (FGIC Insured)                                        1,500         1,669

Salt River Agricultural Improvement &
Power Dist., 5.25%, 1/1/15                                   1,000         1,106

Tempe IDA, Friendship Village, 5.375%, 12/1/13                 750           761

Total Arizona (Cost  $5,581)                                               5,795


CALIFORNIA  9.0%

California, Economic Recovery, 5.00%,
7/1/23 (Tender 7/1/07)                                       2,200         2,377

California, GO

     5.00%, 11/1/12                                             85            93

     5.00%, 11/1/12 (Prerefunded 11/1/11!)                     165           185

     5.25%, 3/1/07                                           1,045         1,123

California Dept. of Water Resources

   Power Supply

     VRDN (Currently 1.33%) (FSA Insured)                    1,000         1,000

     5.25%, 5/1/09 (MBIA Insured)                            1,500         1,668

     5.50%, 5/1/11                                           2,000         2,255

     5.50%, 5/1/14 (AMBAC Insured)                           1,000         1,128

California Public Works Board

   Dept. of Corrections

     5.00%, 6/1/07                                           1,000         1,069

     6.00%, 11/1/05 (MBIA Insured)                           1,550         1,592

   Dept. of Mental Health, 5.00%, 6/1/08                     1,000         1,079

San Diego Unified School Dist., 5.00%,
7/1/16 (MBIA Insured)                                        2,100         2,331

Total California (Cost  $15,625)                                          15,900

COLORADO  0.8%

Denver City and County Airport, 6.25%,
11/15/06 (MBIA Insured) #                                    1,300         1,414

Total Colorado (Cost  $1,318)                                              1,414


CONNECTICUT  2.3%

Connecticut, GO, 5.25%, 6/15/13
(Prerefunded 6/15/09!)

(FGIC Insured)                                               1,850         2,076

Mohegan Tribe Indians Gaming Auth.

   Public Improvement

     5.00%, 1/1/08                                             500           531

     5.50%, 1/1/13                                             560           608

Univ. of Connecticut, Student Fee, 5.25%,
11/15/16 (FGIC Insured)                                        740           825

Total Connecticut (Cost  $3,782)                                           4,040


DELAWARE  1.2%

Wilmington, GO, 5.375%, 6/1/16 (FGIC Insured)                1,925         2,146

Total Delaware (Cost  $2,104)                                              2,146


DISTRICT OF COLUMBIA  1.5%

Metropolitan Washington D.C. Airports Auth.

     5.50%, 10/1/18 (MBIA Insured) #                         1,350         1,472

     5.50%, 10/1/12 (FGIC Insured) #                         1,000         1,107

Total District of Columbia (Cost  $2,461)                                  2,579


FLORIDA  8.9%

Broward County, GO

     5.25%, 1/1/18                                             720           780

     5.25%, 1/1/21                                           1,000         1,070

Broward County Airport, 5.00%,
10/1/06 (FGIC Insured)                                       1,000         1,063

Broward County School Dist., GO, 5.00%, 2/15/06              1,000         1,048

Florida, 5.50%, 7/1/13 (FGIC Insured)                        1,200         1,355

Florida Board of Ed., GO

     5.00%, 6/1/11 (MBIA Insured)                            1,000         1,111

     5.125%, 6/1/13                                          1,500         1,650

     5.25%, 6/1/14                                           1,250         1,392

Florida Dept. of Environmental Protection
5.25%, 7/1/14 (FGIC Insured)                                   750           839

Florida Dept. of Natural Resources,
Documentary Stamp Tax 5.50%,
7/1/07 (FSA Insured)                                         1,200         1,314

Hillsborough County Aviation Auth.
5.25%, 10/1/09 (MBIA Insured) #                              1,055         1,158

Lee County Hosp. Board, Memorial Health Systems
VRDN (Currently 1.36%)                                         500           500

Orange County, 5.00%, 1/1/14 (FGIC Insured)                    750           824

Orange County School Board, VRDN
(Currently 1.35%) (AMBAC Insured)                              240           240

Reedy Creek Improvement Dist., GO
5.375%, 6/1/15 (AMBAC Insured)                               1,250         1,391

Total Florida (Cost  $15,047)                                             15,735


GEORGIA  4.7%

Athens - Clarke County Unified Gov't.
Dev. Auth., Univ. of Georgia Athletic
Assoc., VRDN (Currently 1.37%)                                 900           900

Cobb-Marietta Water Auth., 5.50%, 11/1/14                      765           879

Fulton County, Water & Sewer, 5.00%,
1/1/21 (FGIC Insured)                                        1,180         1,250

Georgia Private Colleges & Univ. Auth., Emory Univ.
5.75%, 11/1/14                                               3,000         3,416

Municipal Electric Auth. of Georgia, 6.00%, 1/1/06
(AMBAC Insured)                                              1,770         1,870

Total Georgia (Cost  $7,824)                                               8,315


HAWAII  1.1%

Hawaii, GO, 6.00%, 3/1/07 (FSA Insured)                      1,805         1,981

Total Hawaii (Cost  $1,844)                                                1,981


ILLINOIS  8.5%

Chicago, GO, 5.50%, 1/1/09 (MBIA Insured)                      500           557

Chicago Park Dist., GO, 5.75%,
1/1/16 (FGIC Insured)                                        1,000         1,129

Chicago Water, 5.50%, 11/1/18 (AMBAC Insured)                1,500         1,722

Granite City-Madison County, Waste Management
5.00%, 5/1/27 (Tender 5/1/05) #                                750           762

Illinois

     5.00%, 6/15/07                                          1,500         1,619

   GO, 5.50%, 8/1/16 (MBIA Insured)                            750           844

Illinois HFA, Central Dupage Health,
1.40%, 11/1/38                                               4,500         4,500

Illinois Unemployment Insurance Fund
1.40%, 12/15/13 (FSA Insured)                                1,000         1,000

Metropolitan Pier & Expo Auth.,
McCormick Place Expansion
5.375%, 12/15/18 (FGIC Insured)                              2,500         2,759

Total Illinois (Cost  $14,223)                                            14,892


IOWA  0.9%

Polk County, GO, 5.00%, 6/1/10                               1,375         1,528

Total Iowa (Cost  $1,480)                                                  1,528


KANSAS  0.8%

Johnson County Union School Dist., GO
5.00%, 9/1/10 (FGIC Insured)                                 1,290         1,435

Total Kansas (Cost  $1,336)                                                1,435


LOUISIANA  0.2%

St. Charles Parish PCR

   Shell Oil

     VRDN (Currently 1.30%)                                    200           200

     VRDN (Currently 1.38%) #                                  200           200

Total Louisiana (Cost  $400)                                                 400


MARYLAND  4.8%

Maryland Economic Dev. Corp.,
Aviation Administration
5.50% 6/1/13 (FSA Insured) #                                 2,000         2,242

Maryland HHEFA, Lifebridge Health,
5.00%, 7/1/14                                                1,000         1,083

Montgomery County, GO, 5.25%, 10/1/14                        1,200         1,351

Northeast Maryland Waste Disposal Auth.,
5.50%, 4/1/11 (AMBAC Insured) #                              1,135         1,259

Univ. of Maryland

   Auxiliary Fac. & Tuition, 5.00%, 4/1/06                   1,500         1,579

   Auxilary Fac. & Tuition, 5.00%, 4/1/09                      850           937

Total Maryland (Cost  $8,322)                                              8,451


MASSACHUSETTS  3.8%

Massachusetts

     5.25%, 10/1/22 (Prerefunded 10/1/13!)                     800           903

     5.75%, 9/1/14 (Prerefunded 9/1/09!)                     2,000         2,282

     5.75%, 6/1/20 (Prerefunded 6/1/10!)                       500           575

Massachusetts Municipal Wholesale Electric,
Power Supply 5.00%, 7/1/07 (MBIA Insured)                    1,500         1,618

Massachusetts Water Pollution Abatement Trust
Water Resources Auth., 6.00%, 8/1/15                         1,200         1,376

Total Massachusetts (Cost  $6,274)                                         6,754

MICHIGAN  2.4%

Detroit School Dist., GO

     5.50%, 5/1/18 (FSA Insured)                               750           842

   Building & Site Improvement, 5.00%,
   5/1/08 (FGIC Insured)                                       500           545

Michigan Hosp. Fin. Auth., Ascension Health
5.30% 11/15/33 (Tender 11/15/06)                             1,200         1,281

Univ. of Michigan Hosp., VRDN (Currently 1.36%)              1,000         1,000

Wayne County Charter Airport, 5.25%,
12/1/11 (MBIA Insured) #                                       500           544

Total Michigan (Cost  $4,037)                                              4,212


MINNESOTA  0.6%

Minneapolis-St. Paul Metropolitan Airport
Commission 5.50%, 1/1/17 (FGIC Insured)                      1,000         1,113

Total Minnesota (Cost  $1,021)                                             1,113


MISSOURI  0.7%

St. Louis Municipal Fin. Corp., City Justice Center
5.375%, 2/15/14 (AMBAC Insured)                              1,115         1,254

Total Missouri (Cost  $1,178)                                              1,254

NEBRASKA  1.2%

Omaha Public Power Dist., 5.50%, 2/1/07                      2,000         2,166

Total Nebraska (Cost  $2,034)                                              2,166


NEVADA  1.2%

Clark County, GO, 5.50%, 6/1/16 (FGIC Insured)               1,200         1,341

Clark County IDRB, PCR, Southwest Gas
5.45%, 3/1/38 (Tender 3/1/13)                                  700           742

Total Nevada (Cost  $1,937)                                                2,083


NEW JERSEY  1.6%

New Jersey Transportation Trust Fund Auth.,
5.75% 6/15/11 (Escrowed to Maturity)                         2,400         2,782

Total New Jersey (Cost  $2,434)                                            2,782


NEW YORK  6.6%

Albany Parking Auth., 5.25%, 10/15/12                          515           553

Metropolitan Transportation Auth., Commuter Fac.
5.375%, 7/1/27 (Tender 7/1/09)                               1,650         1,857

New York City, GO

     5.00%, 8/1/07                                           1,240         1,334

     5.25%, 8/1/11                                           2,000         2,211

New York State Urban Dev. Corp., Corrections
& Youth Fac. 5.25%, 1/1/21 (Tender 1/1/09)                   1,750         1,909

Tobacco Settlement Fin. Corp.

     5.00%, 6/1/07                                           1,000         1,067

     5.50%, 6/1/16                                           1,500         1,653

United Nations Dev. Corp., 5.25%, 7/1/14                     1,000         1,070

Total New York (Cost  $11,458)                                            11,654


NORTH CAROLINA  1.4%

North Carolina Eastern Municipal Power
Agency, 5.50%, 1/1/12                                        1,200         1,316

North Carolina Municipal Power Agency,
Catawba Electric
5.50%, 1/1/13                                                1,000         1,108

Total North Carolina (Cost  $2,315)                                        2,424

OHIO  0.6%

Cuyahoga County Hosp., Cleveland Clinic
Obligation Group 6.00%, 1/1/32                               1,000         1,071

Total Ohio (Cost  $1,033)                                                  1,071


OKLAHOMA  0.8%

Oklahoma Transportation Auth., 5.25%,
1/1/16 (AMBAC Insured)                                       1,285         1,421

Total Oklahoma (Cost  $1,318)                                              1,421


OREGON  2.3%

Oregon DOT, 5.50%, 11/15/14
(Prerefunded 11/15/12!)                                      1,330         1,534

Portland Sewer, 5.50%, 6/1/05 (FGIC Insured)                 2,400         2,472

Total Oregon (Cost  $3,818)                                                4,006


PENNSYLVANIA  1.1%

Pennsylvania, GO, 5.75%, 1/15/09                             1,000         1,128

Pennsylvania Intergov't. Cooperative Auth.
5.25%, 6/15/13 (FGIC Insured)                                  750           827

Total Pennsylvania (Cost  $1,899)                                          1,955


PUERTO RICO  1.1%

Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
(Tender 2/1/12) (MBIA Insured)                               1,700         1,890

Total Puerto Rico (Cost  $1,845)                                           1,890


SOUTH CAROLINA  3.2%

Charleston Water & Sewer, 5.125%, 1/1/13                       500           561

South Carolina, GO, School Fac., 5.75%, 1/1/08                 995         1,105

South Carolina Public Service Auth.,
5.50%, 1/1/12 (FSA Insured)                                  2,500         2,861

South Carolina Transportation Infrastructure Bank
5.50%, 10/1/12 (AMBAC Insured)                               1,040         1,171

Total South Carolina (Cost  $5,407)                                        5,698

TENNESSEE  0.5%

Memphis-Shelby County Airport Auth.,
6.25%, 2/15/11 (MBIA Insured) #                                700           805

Total Tennessee (Cost  $719)                                                 805


TEXAS  9.9%

Gulf Coast Waste Disposal Auth., BP Amoco
VRDN (Currently 1.39%) #                                       420           420

Harris County HFA, Texas Childrens Hosp.
5.375%, 10/1/12                                              1,345         1,456

Houston, GO, 5.375%, 3/1/12 (FSA Insured)                    1,800         2,032

Lower Colorado River Auth.

     5.75%, 5/15/11 (FSA Insured)                            2,000         2,260

     5.875%, 5/15/14 (FSA Insured)                           1,750         1,987

North East Independent School Dist., GO
6.00%, 2/1/16 (Prerefunded 2/1/10!)                          1,200         1,388

Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22             400           419

San Antonio

     5.00%, 8/1/10 (Escrowed to Maturity)                       25            28

     5.50%, 2/1/19 (Prerefunded 2/1/12!)                        10            11

San Antonio, GO

     5.00%, 8/1/10                                           1,475         1,632

     5.50%, 2/1/19                                             990         1,101

San Antonio Electric & Gas, 5.00%, 2/1/07                      500           535

San Antonio Water System, 6.40%, 5/15/05
(Escrowed to Maturity) (FGIC Insured)                           20            21

Tarrant County HFA, Texas Health Resources
5.75%, 2/15/10 (MBIA Insured)                                2,500         2,786

Texas Dept. of Housing & Community Affairs,
Single Family 5.75%, 3/1/10 (MBIA Insured)                     730           773

Texas Water Dev. Board, VRDN (Currently 1.36%)                 600           600

Total Texas (Cost  $16,222)                                               17,449


UTAH  0.2%

Utah Housing Fin. Agency, Single Family,
6.00%, 7/1/10 #                                                295           296

Total Utah (Cost  $295)                                                      296

VIRGINIA  6.6%

Arlington County IDA, Virginia Hosp.
Center, 5.50%, 7/1/13                                        1,000         1,105

Charles County IDA, IDRB, Waste Management
6.25%, 4/1/27 (Tender 4/1/12) #                                250           276

Leesburg, GO, Public Improvement, 5.50%,
1/15/11 (FGIC Insured)                                       1,145         1,309

Portsmouth Public Improvement

     5.50%, 6/1/14 (Prerefunded 6/1/08!)
     (FGIC Insured)                                            865           961

   GO, 5.50%, 6/1/14 (FGIC Insured)                            335           369

Riverside Regional Jail Auth.

     5.60%, 7/1/06 (MBIA Insured)                              500           526

     5.60%, 7/1/06 (Prerefunded 7/1/05!)
     (MBIA Insured)                                            600           632

Virginia Biotechnology Research Park Auth.,
5.25%, 9/1/12                                                1,705         1,908

Virginia College Building Auth.,
Public Higher Ed. Fin. Program 5.50%, 9/1/14                 2,070         2,334

Virginia Ed. Loan Auth., 5.80%, 3/1/05
(Escrowed to Maturity) #                                       980         1,000

Virginia Port Auth., 5.50%, 7/1/07 #                         1,060         1,155

Total Virginia (Cost  $10,811)                                            11,575


WASHINGTON  1.2%

Tacoma Electric System

     5.90%, 1/1/05 (FGIC Insured)                            1,000         1,015

     6.00%, 1/1/06 (FGIC Insured)                              600           614

Washington Health Care Fac. Auth.,

Virginia Mason Medical Center 6.00%,
8/15/08 (MBIA Insured)                                         500           563

Total Washington (Cost  $2,134)                                            2,192


WISCONSIN  2.5%

Milwaukee Metropolitan Sewage Dist., GO,
6.25%, 10/1/05                                               2,200         2,311

Wisconsin HEFA

   Froedert & Community Health

      5.125%, 10/1/06                                        1,300         1,372

      5.625%, 10/1/11                                          600           667

Total Wisconsin (Cost  $4,232)                                             4,350

Total Investments in Securities

100.8% of Net Assets (Cost  $169,458)                                   $177,567
                                                                        --------

(1)   Denominated in U.S. dollars unless otherwise noted

#     Interest subject to alternative minimum tax

!     Used in determining portfolio maturity

AMBAC AMBAC Assurance Corp.

DOT   Department of Transportation

FGIC  Financial Guaranty Insurance Company

FSA   Financial Security Assurance Inc.

GO    General Obligation

HEFA  Health & Educational Facility Authority

HFA   Health Facility Authority

HHEFA Health & Higher Educational Facility Authority

IDA   Industrial Development Authority/Agency

IDRB  Industrial Development Revenue Bond

MBIA  MBIA Insurance Corp.

PCR   Pollution Control Revenue

VRDN  Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
(In thousands except shares and per share amounts)

Assets

Investments in securities, at value (cost $169,458)                     $177,567

Other assets                                                               2,364

Total assets                                                             179,931

Liabilities

Total liabilities                                                          3,802

NET ASSETS                                                              $176,129
                                                                        --------

Net Assets Consist of:

Undistributed net investment income (loss)                              $     58

Undistributed net realized gain (loss)                                     (492)

Net unrealized gain (loss)                                                 8,109

Paid-in-capital applicable to 15,535,107 shares of
$0.01 par value capital stock outstanding;
1,000,000,000 shares authorized                                          168,454

NET ASSETS                                                              $176,129
                                                                        --------

NET ASSET VALUE PER SHARE                                               $  11.34
                                                                        --------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
($ 000s)

                                                                       6 Months
                                                                          Ended
                                                                        8/31/04

Investment Income (Loss)

Interest income                                                         $ 3,391

Expenses

  Investment management                                                     306

  Shareholder servicing                                                      63

  Custody and accounting                                                     55

  Registration                                                               19

  Prospectus and shareholder reports                                          8

  Legal and audit                                                             7

  Directors                                                                   3

  Miscellaneous                                                               5

  Total expenses                                                            466

Net investment income (loss)                                              2,925

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                                155

  Futures                                                                   (84)

  Net realized gain (loss)                                                   71

Change in net unrealized gain (loss)

  Securities                                                             (3,312)

  Futures                                                                    98

  Change in net unrealized gain (loss)                                   (3,214)

Net realized and unrealized gain (loss)                                  (3,143)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                  $  (218)
                                                                        -------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
($ 000s)

                                                           6 Months        Year
                                                              Ended       Ended
                                                            8/31/04     2/29/04
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                             $  2,925    $  6,170

  Net realized gain (loss)                                       71         439

  Change in net unrealized gain (loss)                       (3,214)      1,362

  Increase (decrease) in net assets
  from operations                                              (218)      7,971

Distributions to shareholders

  Net investment income                                      (2,925)     (6,170)

  Net realized gain                                            (294)       (438)

  Decrease in net assets from distributions                  (3,219)     (6,608)

Capital share transactions *

  Shares sold                                                25,353      37,428

  Distributions reinvested                                    2,395       4,878

  Shares redeemed                                           (17,732)    (42,537)

  Increase (decrease) in net assets from capital
  share transactions                                         10,016        (231)

Net Assets

Increase (decrease) during period                             6,579       1,132

Beginning of period                                         169,550     168,418

End of period                                              $176,129    $169,550
                                                           --------    --------

(Including undistributed net investment
income of $58 at 8/31/04 and $58 at 2/29/04)

*Share information

  Shares sold                                                 2,253       3,273

  Distributions reinvested                                      213         428

  Shares redeemed                                            (1,576)     (3,738)

  Increase (decrease) in shares outstanding                     890         (37)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report (Unaudited)                          August 31, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on November 30, 1992. The fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the six months ended August 31, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $27,867,000 and $16,986,000, respectively, for the six months ended August 31, 2004.

NOTE 3 - FEDERAL INCOME TAXEs

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2004.

At August 31, 2004, the cost of investments for federal income tax purposes was $169,458,000. Net unrealized gain aggregated $8,109,000 at period-end, of which $8,157,000 related to appreciated investments and $48,000 related to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.05% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At August 31, 2004, the effective annual group fee rate was 0.31%, and investment management fee payable totaled $54,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. For the six months ended August 31, 2004, expenses incurred pursuant to these service agreements were $32,000 for Price Associates and $44,000 for T. Rowe Price Services, Inc. At period-end, a total of $12,000 of these expenses was payable.

T. Rowe Price Tax-Free Intermediate Bond Fund
--------------------------------------------------------------------------------
Certified Semiannual Report

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
--------------------------------------------------------------------------------

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund's Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC's Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words "Company Info" at the top of our homepage for individual investors. Then, in the window that appears, click on the "Proxy Voting Policy" navigation button in the top left corner.

Each fund's most recent annual proxy voting record is available on our Web site and through the SEC's Web site. To access it through our Web site, follow the directions above, then click on the words "Proxy Voting Record" at the bottom of the Proxy Voting Policy page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available electronically on the SEC's Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC's Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330. The Form N-Q is also available on our Web site (troweprice.com).

Item 2.  Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant's annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant's most recent fiscal half-year.

Item 3.  Audit Committee Financial Expert.

Disclosure required in registrant's annual Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Disclosure required in registrant's annual Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant's annual Form N-CSR.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     October 15, 2004



By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     October 15, 2004